Condensed Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Tax on unrealized gain/(loss) on derivative instruments	$ (607)	$ 3,080	$ 1,575	$ 9,388	$ 6,435	$ (3,089)	$ 7,334